                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2899

                              CASH EQUIVALENT FUND
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       7/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Cash Equivalent
Fund

July 31, 2004

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

Portfolio Management Review

In the following interview, Portfolio Managers Geoffrey Gibbs and Joseph Benevento discuss the market environment and the portfolio team's approach to managing Cash Equivalent Fund during its most recent fiscal year ended July 31, 2004.

Q: Will you discuss the market environment for the fund during the 12-month period ended July 31, 2004?

A: As we came into July 2003, the market's focus turned from the reduction of the federal funds rate to its lowest level in more than 40 years, to the employment situation and its effect on the direction of interest rates. As economic recovery gathered momentum over the months following - with the government reporting 8% and 4% GDP growth for the third and fourth quarters of 2003, respectively - the market's focus turned to the government's monthly nonfarm payroll announcements; i.e., when would US economic activity accelerate to the point that a substantial number of jobs would be created and the Fed would switch from an accommodative to a tightening stance?

With each monthly nonfarm payroll announcement during the first quarter of 2004, investors grew more disappointed, as job creation remained subdued. Money market yields reacted accordingly, with the one-year LIBOR declining from 1.60% at the start of this year to 1.35% by the end of March.1 As a result, the market's forecast for the start of Fed tightening was pushed further and further back. We kept the fund's weighted average maturity at the longer end of its range during the first quarter to capture additional yield.

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market. It is not possible to invest directly into an index.

At the start of the second quarter, the Fed was signaling its concerns over a possible resurgence in inflation and hinted that it wasn't comfortable maintaining the fed funds rate at 1% indefinitely. In anticipation of a change in the Fed's stance, we reduced average maturity. Then, in early April, the nonfarm payroll figure surprised everyone as the government reported that the economy had created more than 300,000 new jobs in March. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August. The May - and, initially, June - jobs reports were also strong, and the Fed now stated that it would begin to raise interest rates in the near future. Markets reacted swiftly once again, with the yield curve steadily steepening from April through June and LIBOR rising to 2.5%. As the Fed's June meeting drew closer, we began to reduce average maturity, purchasing only shorter-term issues, as the market began to "price in" four to five additional Fed rate hikes. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As the money market yield curve began to stabilize, market participants resumed purchasing longer-term issues.

As we moved into July, US economic momentum seemed to slow as consumer purchasing slackened, job creation was minimal, energy prices rose and the geopolitical situation deteriorated. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened. At present, we are keeping the fund's average maturity relatively short: We are poised for an August rate hike, but we feel that the economic outlook is too uncertain to gauge possible Fed actions during the fourth quarter.

Portfolio Performance
As of July 31, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
7-Day Current Yield
Money Market Portfolio	0.59%
Government & Agency Securities Portfolio	0.36%
Tax-Exempt Portfolio	0.43%
(Equivalent Taxable Yield)*	0.66%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.scudder.com.

*The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35.0%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Q: How did the Money Market Portfolio and Government & Agency Securities Portfolio perform over the fund's most recent fiscal year and what strategies did you pursue during the period?

A: We were able to produce competitive yields in the Money Market Portfolio and Government & Agency Securities Portfolio of Cash Equivalent Fund for the period.

During the second half of 2003 and the first quarter of this year, we pursued a "barbell" strategy within the Money Market and Government & Agency portfolios. That is, we purchased longer-duration instruments with maturities of six to nine months and - increasingly - short-term securities with maturities of three months or less; we kept the shorter-term securities in the fund's portfolio to meet liquidity needs. For both portfolios, we also purchased callable agency securities and we increased our allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Our decision to increase the fund's allocation in floating-rate securities worked well during the period. As we moved into the second quarter of 2004, and the yield curve steepened sharply, we pursued a conservative strategy, emphasizing commercial paper and certificates of deposit.

Q: How did the Tax-Exempt Portfolio perform over the fund's most recent fiscal year and what strategy did you pursue during the period?

A: Over the period, we were able to produce competitive yields in the Tax-Exempt Portfolio of Cash Equivalent Fund.

Over the 12-month period, we continued to focus on the highest-quality investments for the Tax-Exempt Portfolio while seeking competitive yields across the municipal investment spectrum. Earlier in the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios by purchasing tax-free money market securities.

Over most of the reporting period, we maintained a cautious stance by targeting an average maturity similar to that of our peers. At the close of the period, the portfolio was positioned with an average maturity target of 25 to 30 days. The fund also has a targeted portfolio allocation of 65% to 70% of assets in floating-rate securities and 30% to 35% in fixed-rate instruments. The portfolio's fixed-rate issues are currently structured with a "laddered" approach, so that the maturities of the various issues are distributed across the money market yield curve. During the period, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: What detracted from the performance of the fund during the period?

A: During the second quarter, when the yield curve spiked, we waited to extend maturity until we were certain that one-year rates had peaked. We preferred to err on the side of caution, and we missed the recent top of LIBOR at 2.5%. Given the dramatic turns in economic data thus far this year, we feel it is prudent to keep maturity shorter - and forgo some yield pickup - when the direction of interest rates is so uncertain.

Q: Do you foresee any change in your management strategies?

A: We will continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. For more complete details about the funds' holdings, see pages 9 through 18. A quarterly Portfolio Holdings report is available upon request.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended July 31, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2004
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 1/31/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 7/31/04	$ 1,002	$ 1,001	$ 1,002
Expenses Paid per $1,000*	$ 4.12	$ 4.75	$ 3.66
Hypothetical 5% Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 1/31/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 7/31/04	$ 1,021	$ 1,020	$ 1,021
Expenses Paid per $1,000*	$ 4.16	$ 4.80	$ 3.70

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
Money Market Portfolio	0.83%
Government & Agency Portfolio	0.96%
Tax-Exempt Portfolio	0.74%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Cash Equivalent Fund - Money Market Portfolio

Portfolio Composition	7/31/04	7/31/03

Commercial Paper	45%	57%
Floating Rate Notes	18%	15%
Repurchase Agreements	15%	9%
Certificates of Deposit and Bank Notes	14%	13%
US Government Sponsored Agencies+	5%	4%
Asset Backed	2%	-
Promissory Notes	1%	-
Short-Term Notes	-	2%
	100%	100%

+ Not backed by the full faith and credit of the US Government
Weighted Average Maturity*
Cash Equivalent Fund - Money Market Portfolio	51 days	62 days
First Tier Money Fund Average	41 days	53 days

Cash Equivalent Fund - Government & Agency Securities Portfolio

Portfolio Composition	7/31/04	7/31/03

Agencies Not Backed by the Full Faith and Credit of the US Government	77%	60%
Repurchase Agreements	17%	35%
Backed by the Full Faith and Credit of the US Government	6%	5%
	100%	100%
Weighted Average Maturity*
Cash Equivalent Fund - Government & Agency Securities Portfolio	52 days	66 days
Government Money Fund Average	38 days	49 days

Cash Equivalent Fund - Tax-Exempt Portfolio

Portfolio Composition	7/31/04	7/31/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Cash Equivalent Fund - Tax-Exempt Portfolio	25 days	36 days
Tax-Free Money Fund Average	32 days	41 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 9-18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Other Information section for contact information.

Portfolio of Investments as of July 31, 2004

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.9%
Barclays Bank PLC, 1.115%, 8/11/2004	7,000,000	6,999,737
Credit Agricole Indosuez SA:
1.15%, 10/29/2004	10,000,000	10,000,000
1.2%, 12/23/2004	10,000,000	10,000,000
Credit Lyonnais AG, 1.21%, 12/23/2004	10,000,000	10,000,000
KBC Bank NV, 1.17%, 10/27/2004	5,000,000	5,000,000
National Australia Bank Ltd., 1.45%, 10/21/2004	20,000,000	20,000,000
Societe Generale, 1.32%, 11/10/2004	20,000,000	20,000,000
UniCredito Italiano SpA, 1.105%, 8/17/2004	20,000,000	20,000,044
Total Certificates of Deposit and Bank Notes (Cost $101,999,781)		101,999,781

Commercial Paper 44.9%
Apreco LLC, 1.5%**, 9/15/2004	11,500,000	11,478,437
Archer-Daniels-Midland Co., 1.1%**, 8/17/2004	6,790,000	6,786,680
Beta Finance, Inc.:
1.53%**, 9/27/2004	7,000,000	6,983,042
1.54%**, 10/1/2004	5,000,000	4,986,953
CC (USA), Inc.:
1.5%**, 9/16/2004	8,000,000	7,984,667
1.53%**, 9/27/2004	6,000,000	5,985,465
CIT Group, Inc.:
1.5%**, 11/8/2004	15,000,000	14,938,125
1.5%**, 11/10/2004	6,700,000	6,671,804
Credit Suisse First Boston, 1.65%**, 11/16/2004	20,000,000	19,901,917
Danske Corp., 1.49%**, 11/8/2004	4,000,000	3,983,610
Depfa Bank PLC, 1.1%**, 8/10/2004	25,000,000	24,993,125
GE Capital International Funding, Inc.:
1.49%**, 9/20/2004	5,000,000	4,989,653
1.49%**, 11/9/2004	5,000,000	4,979,305
1.5%**, 10/5/2004	5,000,000	4,986,458
1.77%**, 1/3/2005	5,000,000	4,961,896
Jupiter Securitization Corp., 1.3%**, 8/5/2004	10,000,000	9,998,556
K2 (USA) LLC, 1.1%**, 8/25/2004	9,000,000	8,993,400
KBC Financial Products International Ltd., 1.34%**, 11/24/2004	20,000,000	19,914,389
Lake Constance Funding LLC:
1.3%**, 10/20/2004	23,550,000	23,481,967
1.325%**, 8/12/2004	8,000,000	7,996,761
1.49%**, 11/4/2004	3,470,000	3,456,356
Park Avenue Receivables Corp., 1.3%**, 8/4/2004	11,126,000	11,124,795
Perry Global Funding LLC:
1.09%**, 8/12/2004	10,935,000	10,931,358
1.14%**, 9/22/2004	10,000,000	9,983,533
Province of Quebec, 1.47%**, 1/11/2005	10,000,000	9,933,442
Prudential PLC:
1.5%**, 10/25/2004	13,045,000	12,998,799
1.65%**, 10/29/2004	15,000,000	14,938,812
RWE AG:
1.07%**, 9/8/2004	15,000,000	14,983,059
1.55%**, 11/5/2004	5,000,000	4,979,333
Scaldis Capital LLC:
1.15%**, 9/28/2004	5,048,000	5,038,647
1.54%**, 10/15/2004	10,000,000	9,967,917
Tango Finance Corp., 1.57%**, 11/3/2004	7,000,000	6,971,304
WestPac Capital Corp., 1.17%**, 10/12/2004	10,000,000	9,976,600
Total Commercial Paper (Cost $330,280,165)		330,280,165

Floating Rate Notes* 18.2%
American Honda Finance Corp.:
144A, 1.3%, 2/11/2005	15,000,000	15,013,236
144A, 1.728%, 10/7/2004	5,000,000	5,001,752
144A, 1.75%, 10/4/2004	5,000,000	5,001,708
Bayerische Landesbank Girozentrale, 1.41%, 8/25/2004	10,000,000	9,999,998
CC (USA), Inc., 144A, 1.37%, 8/11/2004	6,000,000	6,000,157
General Electric Capital Corp., 1.67%, 9/15/2004	10,000,000	10,002,358
IBM Corp., 1.535%, 9/10/2004	12,630,000	12,632,385
Lehman Brothers Holdings, Inc., 1.31%, 9/7/2004	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 1.362%, 2/4/2005	10,000,000	10,000,000
Morgan Stanley:
1.4%, 1/6/2005	10,000,000	10,000,000
1.4%, 2/18/2005	10,000,000	10,000,000
1.4%, 4/19/2005	15,000,000	15,000,000
National City Bank, 1.358%, 6/10/2005	5,000,000	5,001,512
Societe Generale, 1.3%, 10/1/2004	10,000,000	9,999,495
Total Floating Rate Notes (Cost $133,652,601)		133,652,601

US Government Sponsored Agencies 5.4%
Federal Home Loan Mortgage Corp., 1.538%*, 10/7/2005	20,000,000	20,000,000
Federal National Mortgage Association, 1.47%*, 10/3/2005	20,000,000	19,984,700
Total US Government Sponsored Agencies (Cost $39,984,700)		39,984,700
Asset Backed 1.7%
Granite Mortgage PLC, "1A1" Series 2004-1, 1.386%*, 12/20/2004	2,497,890	2,497,890
Permanent Financing PLC, "1A", Series 4, 1.31%*, 3/10/2005	10,000,000	10,000,000
Total Asset Backed (Cost $12,497,890)		12,497,890

Promissory Note 1.4%
Goldman Sachs Group, Inc., 1.27%, 11/8/2004 (Cost $10,000,000)	10,000,000	10,000,000

Repurchase Agreements 14.5%
Bank of America, 1.38%, dated 7/30/04, to be repurchased at $55,006,325 on 8/2/2004 (b)	55,000,000	55,000,000
Morgan Stanley, 1.37%, dated 7/30/2004, to be repurchased at $50,005,708 on 8/2/2004 (c)	50,000,000	50,000,000
State Street Bank and Trust Co., 1.26%, dated 7/30/04, to be repurchased at $1,344,141 on 8/2/2004 (d)	1,344,000	1,344,000
Total Repurchase Agreements (Cost $106,344,000)		106,344,000
Total Investment Portfolio - 100.0% (Cost $734,759,137) (a)		734,759,137

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $734,759,137.
(b) Collateralized by $57,420,218 Federal National Mortgage Association, 5.00%, maturing on 3/1/2034 with a value of $55,868,724.
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

25,384,823	Federal National Mortgage Association	4.00-8.00	7/1/2019-7/1/2034	25,375,906
25,090,770	Federal Home Loan Mortgage Corp.	5.00-6.50	4/1/2019-5/1/2034	25,402,118
Total Collateral Value				50,778,024

(d) Collateralized by $1,375,000 Federal National Mortgage Association, 1.875%, maturing on 1/15/2005 with a value of $1,375,859.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of July 31, 2004

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 77.1%
US Government Sponsored Agencies 75.7%
Federal Farm Credit Bank, 1.159%*, 8/15/2005	8,000,000	7,998,341
Federal Home Loan Bank:
1.28%, 11/5/2004	10,000,000	9,965,867
1.284%*, 8/2/2005	15,000,000	14,996,177
1.34%*, 9/27/2004	50,000,000	49,997,655
1.344%*, 9/12/2005	20,000,000	19,986,588
1.448%*, 10/7/2004	20,000,000	19,998,622
1.48%*, 3/18/2005	10,000,000	9,998,732
Federal Home Loan Mortgage Corp.:
1.085%**, 8/10/2004	20,000,000	19,994,575
1.12%*, 8/11/2004	5,000,000	5,000,000
1.15%**, 12/13/2004	10,000,000	9,957,194
1.15%**, 12/27/2004	5,000,000	4,976,361
1.16%**, 12/1/2004	32,000,000	31,874,204
1.505%, 10/29/2004	15,000,000	14,944,190
1.538%*, 10/7/2005	10,000,000	10,000,000
Federal National Mortgage Association:
1.08%**, 9/10/2004	5,000,000	4,994,000
1.17%**, 1/7/2005	5,000,000	4,974,162
1.51%**, 4/1/2005	5,000,000	4,949,038
1.026%*, 7/14/2005	4,000,000	3,999,144
1.1%*, 2/11/2005	7,000,000	6,998,696
1.47%*, 10/3/2005	10,000,000	9,992,350
Student Loan Marketing Association, 1.058%*, 11/18/2004	4,000,000	4,000,000
		269,595,896
US Government Agency Sponsored Pass-Thrus 1.4%
Federal National Mortgage Association, 1.6%, 10/1/2004	5,000,000	4,986,444
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $274,582,340)		274,582,340

Backed by the Full Faith and Credit of the US Government 5.8%
Hainan Airlines:
Series 2000-2, 1.459%*, 12/21/2004	3,939,168	3,939,168
Series 2001-1, 1.52%*, 12/15/2007	4,187,560	4,187,560
Series 2001-2, 1.52%*, 12/15/2007	4,187,560	4,187,560
Series 2001-3, 1.52%*, 12/15/2007	8,375,121	8,375,121
Total Backed by the Full Faith and Credit of the US Government (Cost $20,689,409)		20,689,409
Repurchase Agreements 17.1%
Bank of America, 1.38%, dated 7/30/2004, to be repurchased at $60,006,900 on 8/2/2004 (b)	60,000,000	60,000,000
State Street Bank and Trust Co., 1.26%, dated 7/30/2004, to be repurchased at $1,057,111 on 8/2/2004 (c)	1,057,000	1,057,000
Total Repurchase Agreements (Cost $61,057,000)		61,057,000
Total Investment Portfolio - 100.0% (Cost $356,328,749) (a)		356,328,749

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $356,328,749.
(b) Collateralized by $65,459,186 Federal National Mortgage Association, 5.0%, maturing on 3/1/2034 with a value of $60,947,700.
(c) Collateralized by $1,030,000 Federal National Mortgage Association, 4.0%, maturing on 7/15/2005 with a value of $1,078,388.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of July 31, 2004

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.1%
Jefferson County, AL, Sewer Revenue, Capital Improvements Warrants, Series A, 1.1%*, 2/1/2042 (b)	200,000	200,000
California 4.8%
California, State Department Water Resources, Power Supply Revenue:
Series C-9, 1.08%*, 5/1/2022 (c)	1,250,000	1,250,000
Series B-2, 1.13%*, 5/1/2022 (c)	750,000	750,000
California, State Economic Recovery, Series C-10, 1.08%*, 7/1/2023 (c)	2,900,000	2,900,000
Fremont, CA, Certification of Participation, Capital Improvement Financing Project, 1.08%*, 8/1/2030 (c)	1,245,000	1,245,000
Los Angeles, CA, Certificates of Participation, Village School, Inc., Series A, 1.06%*, 2/1/2034 (c)	1,400,000	1,400,000
		7,545,000
Colorado 1.6%
Colorado, General Fund Revenue, Tax & Revenue Anticipation Notes, 3.0%, 6/27/2005	2,500,000	2,531,121
Delaware 0.3%
Delaware, University of Delaware Revenue, Series B, 1.08%*, 11/1/2034	500,000	500,000
District of Columbia 1.3%
District of Columbia, General Obligation, Series D, 1.1%*, 6/1/2029 (b)	1,950,000	1,950,000
Florida 6.4%
Charlotte County, FL, Florida Utilities Revenue, Series B, 1.08%*, 10/1/2021 (b)	2,900,000	2,900,000
Indian River County, FL, Hospital & Healthcare Revenue, Hospital District, 1.17%*, 10/1/2015 (c)	800,000	800,000
Lee County, FL, Airport Revenue, Floater 811-X, AMT, 1.18%*, 10/1/2029 (b)	500,000	500,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.13%*, 11/1/2028 (c)	625,000	625,000
Orange County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Smokewood Sun, 1.08%*, 12/1/2022 (b)	750,000	750,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 1.09%*, 10/1/2032 (b)	385,000	385,000
Orlando, FL, Utility Committee:
1.12%*, 8/24/2004	2,000,000	2,000,000
1.14%*, 8/9/2004	2,000,000	2,000,000
		9,960,000
Georgia 9.3%
Athens-Clarke County, GA, University Development Authority Revenue, University of Georgia Athletic Association Project, 1.13%*, 8/1/2033 (c)	1,300,000	1,300,000
Cobb County, GA, Development Authority Revenue, MT Paran Christian School Project, 1.09%*, 7/1/2022 (c)	3,800,000	3,800,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Clairmont Crest Project, 1.1%*, 6/15/2025	3,585,000	3,585,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Asford Project, 1.08%*, 6/1/2025	2,650,000	2,650,000
Gainsville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, 1.09%*, 7/1/2024 (c)	1,590,000	1,590,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 1.13%*, 6/1/2031 (c)	1,000,000	1,000,000
Macon-Bibb County, GA, Hospital Authority Revenue, Central Georgia Healthcare, 1.13%*, 5/1/2030 (c)	500,000	500,000
		14,425,000
Hawaii 1.0%
Hawaii, Department of Budget and Finance, Kahala Nui Project, Series D, 1.08%*, 11/15/2033 (c)	1,500,000	1,500,000
Illinois 8.4%
Chicago, IL, General Obligation, Series B, 1.1%*, 1/1/2037 (b)	2,000,000	2,000,000
Chicago, IL, Revenue Bonds, Homestart Program, Series A, 1.18%*, 6/1/2005 (c)	900,000	900,000
Du Page County, IL, Revenue Anticipation Notes, Benedictine University Building Project, 1.1%*, 7/1/2024 (c)	1,745,000	1,745,000
Illinois, Certificate of Participation, 2.0%, 10/22/2004	2,400,000	2,404,326
Illinois, Development Finance Authority Revenue, Jewish Federation Projects, 1.1%*, 9/1/2024 (b)	4,400,000	4,400,000
Will & Kendall Counties, IL, Community School District No. 202, 1.14%*, 1/1/2023 (b)	1,595,000	1,595,000
		13,044,326
Indiana 5.6%
Indiana, Development Finance Authority Revenue, Enterprise Center II Project, AMT, 1.17%*, 6/1/2022 (c)	2,000,000	2,000,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health Credit, Series A-3, 1.05%*, 3/1/2005	2,000,000	2,000,000
Portage, IN, Economic Development Revenue, Breckenridge Apartment Project, AMT, 1.15%*, 5/1/2025 (c)	4,650,000	4,650,000
		8,650,000
Kentucky 6.8%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.25%*, 8/1/2013 (c)	4,100,000	4,100,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, KY Easter Seal Society Project, 1.25%*, 11/1/2030 (c)	3,455,000	3,455,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Associate County Leasing Program, 1.21%*, 10/8/2004 (c)	3,000,000	3,000,000
		10,555,000
Michigan 13.3%
Detroit, MI, Water Supply, ABN Amro, Munitops Certificate Trust, Series 2003-3, 1.14%*, 1/1/2011 (b)	490,000	490,000
Kentwood, MI, Public Schools, Series A, 1.14%*, 5/1/2020 (b)	3,195,000	3,195,000
Michigan, Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 1.13%*, 3/1/2014 (c)	425,000	425,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.09%*, 12/1/2023 (c)	1,070,000	1,070,000
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyyards of Taylors, Series A, 1.08%*, 8/15/2032 (b)	100,000	100,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.11%*, 6/1/2018 (c)	1,710,000	1,710,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (c)	3,505,000	3,506,947
Michigan, State General Obligation, Series A, 2.0%, 9/30/2004	3,000,000	3,005,001
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.23%*, 10/1/2015 (c)	3,610,000	3,610,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Cranbrook Educational Community, Series C, 6.9%, 11/1/2004	1,500,000	1,551,395
Sterling Heights, MI, Economic Development Corp. Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.28%*, 2/1/2016 (c)	2,070,000	2,070,000
		20,733,343
Nevada 0.6%
Las Vegas Valley, NV, Water District, Series B-10, 1.15%*, 6/1/2024 (b)	700,000	700,000
Nevada, Department of Business and Industrial Development Revenue, Diamond Plastics Corp. Project, AMT, 1.18%*, 1/1/2005 (c)	300,000	300,000
		1,000,000
New York 0.5%
New York State, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 1.05%*, 5/1/2022 (c)	250,000	250,000
Port Authority of New York and New Jersey, Obligation Revenue, Floater-PT-1755, AMT, 1.18%*, 6/1/2011 (b)	500,000	500,000
		750,000
Ohio 2.7%
Hunron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 1.09%*, 12/1/2027 (c)	2,400,000	2,400,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program, Series A, 1.2%*, 9/1/2020 (c)	1,740,000	1,740,000
		4,140,000
Oklahoma 2.5%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project:
1.11%*, 6/1/2032 (b)	2,505,000	2,505,000
1.11%*, 7/1/2032 (b)	1,135,000	1,135,000
Tulsa County, OK, Industrial Authority Revenue, First Mortgage, Montercau, Series A, 1.1%*, 7/1/2032 (c)	200,000	200,000
		3,840,000
Oregon 3.5%
Oregon, Economic Development Revenue, KRC Western, Inc. Project, Series 178, AMT, 1.17%*, 1/1/2017 (c)	2,000,000	2,000,000
Oregon, Tax Anticipation Notes, 2.25%, 11/15/2004	3,500,000	3,510,290
		5,510,290
Pennsylvania 7.1%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.08%*, 7/15/2028 (b)	2,000,000	2,000,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.13%*, 11/1/2017 (b)	2,160,000	2,160,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp., 1.2%*, 10/1/2014 (c)	460,000	460,000
Pennsylvania, Economic Development Finance Authority, Exempt Facilities Revenue, Reliant Energy Seward LLC Project, Series A, AMT, 1.13%*, 12/1/2036 (c)	2,800,000	2,800,000
Pennsylvania, School Building Authority Revenue, Parkland School District, Series D, 1.13%*, 3/1/2019 (b)	3,290,000	3,290,000
Philadelphia, PA, Hospital & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 1.1%*, 7/1/2025	295,000	295,000
		11,005,000
South Carolina 3.5%
South Carolina, Project Revenue, Economic Development Authority, Sisters of Charity Hospitals, 1.13%*, 11/1/2032 (c)	2,000,000	2,000,000
South Carolina, Public Service Authority, 1.12%*, 8/18/2004	3,500,000	3,500,000
		5,500,000
Tennessee 1.5%
Clarksville, TN, Public Building Authority Revenue, Pooled Funding, 1.13%*, 7/1/2031 (c)	400,000	400,000
Shelby County, TN, Health Educational Authority, 1.07%*, 8/9/2004	2,000,000	2,000,000
		2,400,000
Texas 11.1%
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 1.17%*, 5/1/2033 (c)	2,500,000	2,500,000
Houston, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Buckingham Senior Living Center, Series C, 1.08%*, 2/15/2034 (c)	2,500,000	2,500,000
Houston, TX, State General Obligation, Series A, 1.08%*, 8/2/2004	5,000,000	5,000,000
Texas, State General Obligation, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	5,500,000	5,503,942
Texas, Water Development Board Revenue, State Revolving Fund, 1.1%*, 7/15/2022	5,000	5,000
Waco, TX, Industrial Development Corp. Economic Development Revenue, Patriots Home of Texas Project, AMT, 1.28%*, 6/1/2014 (c)	1,700,000	1,700,000
		17,208,942
Utah 4.1%
Davis County, UT, Tax & Revenue Anticipation Notes, 2.25%, 12/30/2004	3,000,000	3,012,286
Heber City, UT, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 1.3%*, 7/1/2033 (c)	3,350,000	3,350,000
		6,362,286
Vermont 2.7%
Vermont, Student Assistance Corp., Student Loan Revenue, 1.25%*, 1/1/2008 (c)	4,200,000	4,200,000
West Virginia 0.7%
Preston County, WV, Industrial Development Revenue, Allegheny Wood Project, Inc., AMT, 1.3%*, 12/1/2007 (c)	1,060,000	1,060,000
Wisconsin 0.6%
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project, , 1.08%*, 12/1/2009 (c)	1,000,000	1,000,000
Total Investment Portfolio - 100.0% (Cost $155,570,308) (a)		155,570,308

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2004.
(a) The cost for federal income tax purposes was $155,570,308.
(b) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
FGIC	Financial Guaranty Insurance Company	5.8
AMBAC	AMBAC Assurance Corp.	6.6
MBIA	Municipal Bond Investors Assurance	3.1
FSA	Financial Security Assurance	2.2
FNMA	Federal National Mortgage Association	1.6
FHLMC	Federal Home Loan Mortgage Corp.	0.5

(c) Security incorporates a letter of credit from a major bank.
AMT: Subject to alternative minimum tax

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of July 31, 2004
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost: Short-term securities	$ 628,415,137	$ 295,271,749	$ 155,570,308
Repurchase agreements	106,344,000	61,057,000	-
Total investments in securities, at amortized cost	734,759,137	356,328,749	155,570,308
Cash	707	602	-
Receivable for investments sold	-	-	55,000
Interest receivable	963,850	211,641	447,420
Receivable for Portfolio shares sold	312,357	8,002	1,678
Other assets	20,213	12,921	6,906
Total assets	736,056,264	356,561,915	156,081,312
Liabilities
Due to custodian bank	-	-	3,843
Payable for Portfolio shares redeemed	6,387	177,418	78,527
Dividends payable	24,177	7,125	3,750
Accrued management fee	139,120	63,433	28,025
Other accrued expenses and payables	874,483	476,944	166,727
Total liabilities	1,044,167	724,920	280,872
Net assets, at value	$ 735,012,097	$ 355,836,995	$ 155,800,440
Net Asset Value
Net assets consist of: Undistributed net investment income	68,329	9,420	89,055
Accumulated net realized gain (loss)	(49,912)	-	(28,783)
Paid-in capital	734,993,680	355,827,575	155,740,168
Net assets, at value	$ 735,012,097	$ 355,836,995	$ 155,800,440
Shares outstanding	734,991,138	355,823,889	155,794,622
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended July 31, 2004
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 8,673,758	$ 4,388,407	$ 1,869,149
Expenses: Management fee	1,552,103	813,893	396,037
Services to shareholders	1,369,109	964,616	137,431
Custodian fees	46,670	38,720	16,575
Distribution service fees	2,875,957	1,508,097	594,056
Auditing	33,883	33,672	35,851
Legal	22,758	21,344	12,658
Trustees' fees and expenses	58,309	43,222	32,793
Reports to shareholders	294,046	258,850	35,121
Registration fees	30,614	22,675	37,544
Other	43,311	18,354	12,340
Total expenses, before expense reductions	6,326,760	3,723,443	1,310,406
Expense reductions	(2,542)	(1,538)	(832)
Total expenses, after expense reductions	6,324,218	3,721,905	1,309,574
Net investment income	2,349,540	666,502	559,575
Net realized gain (loss) on investment transactions	15,923	8,376	-
Net increase (decrease) in net assets resulting from operations	$ 2,365,463	$ 674,878	$ 559,575

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Money Market Portfolio		Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended July 31,		Years Ended July 31,		Years Ended July 31,
	2004	2003	2004	2003	2004	2003
Operations: Net investment income	$ 2,349,540	$ 5,124,073	$ 666,502	$ 2,827,516	$ 559,575	$ 1,365,983
Net realized gain (loss) on investment transactions	15,923	6,110	8,376	(522)	-	5,731
Net increase (decrease) in net assets resulting from operations	2,365,463	5,130,183	674,878	2,826,994	559,575	1,371,714
Distributions to shareholders from: Net investment income	(2,423,357)	(5,813,307)	(663,947)	(2,973,612)	(576,604)	(1,432,639)
Fund share transactions: Proceeds from shares sold	2,717,541,748	2,547,473,428	1,131,604,783	1,790,605,067	502,595,147	749,556,465
Reinvestment of distributions	2,403,127	5,829,058	657,724	2,980,883	576,044	1,418,817
Cost of shares redeemed	(2,792,916,837)	(2,482,204,454)	(1,212,306,872)	(1,819,939,600)	(546,722,515)	(786,328,683)
Net increase (decrease) in net assets from Portfolio share transactions	(72,971,962)	71,098,032	(80,044,365)	(26,353,650)	(43,551,324)	(35,353,401)
Increase (decrease) in net assets	(73,029,856)	70,414,908	(80,033,434)	(26,500,268)	(43,568,353)	(35,414,326)
Net assets at beginning of period	808,041,953	737,627,045	435,870,429	462,370,697	199,368,793	234,783,119
Net assets at end of period	$ 735,012,097	$ 808,041,953	$ 355,836,995	$ 435,870,429	$ 155,800,440	$ 199,368,793
Undistributed (accumulated distributions in excess of) net investment income	$ 68,329	$ 142,146	$ 9,420	$ (989)	$ 89,055	$ 106,084
Other Information
Shares outstanding at beginning of period	807,963,101	736,865,069	435,871,085	462,224,735	199,345,930	234,699,331
Shares sold	2,717,541,747	2,547,473,428	1,131,602,807	1,790,605,067	502,595,146	749,556,465
Shares issued to shareholders in reinvestment of distributions	2,403,127	5,829,058	657,724	2,980,883	576,044	1,418,817
Shares redeemed	(2,792,916,837)	(2,482,204,454)	(1,212,307,727)	(1,819,939,600)	(546,722,498)	(786,328,683)
Net increase (decrease) in Fund shares	(72,971,963)	71,098,032	(80,047,196)	(26,353,650)	(43,551,308)	(35,353,401)
Shares outstanding at end of period	734,991,138	807,963,101	355,823,889	435,871,085	155,794,622	199,345,930

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended July 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.008	.02	.05	.05
Less distributions from net investment income	(.003)	(.008)	(.02)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.32	.82	1.65	5.21	5.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	735	808	738	914	760
Ratio of expenses before expense reductions (%)	.84	.83	.72	.78[a]	.83
Ratio of expenses after expense reductions (%)	.84	.83	.72	.77[a]	.83
Ratio of net investment income (%)	.31	.72	1.76	5.05	5.13

Government & Agency Securities Portfolio

Years Ended July 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.006	.02	.05	.05
Less distributions from net investment income	(.002)	(.006)	(.02)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.17	.65	1.49	4.93	5.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	356	436	462	498	445
Ratio of expenses before expense reductions (%)	.94	.85	.85	.91[b]	.84
Ratio of expenses after expense reductions (%)	.94	.85	.85	.90[b]	.84
Ratio of net investment income (%)	.17	.62	1.53	4.79	5.03

a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .76%, respectively.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .89%, respectively.

Tax-Exempt Portfolio

Years Ended July 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.006	.01	.03	.03
Less distributions from net investment income	(.003)	(.006)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.32	.65	1.16	3.19	3.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	156	199	235	287	271
Ratio of expenses (%)	.73	.69	.62	.64[a]	.67
Ratio of net investment income (%)	.31	.62	1.19	3.13	3.17

a The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .64%.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers three series of shares (Portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government & Agency Securities Portfolio, formerly Government Securities Portfolio, invests primarily in obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At July 31, 2004, the Portfolios had a net tax basis capital loss carryforward as follows which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward ($)	Expiration
Money Market Portfolio	(50,000)	7/31/2010
Tax-Exempt Portfolio	(29,000)	7/31/2005

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At July 31, 2004, the Portfolios' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Undistributed ordinary income*	$ 110,971	$ 28,809	$ -
Undistributed tax-exempt income	-	-	101,522
Capital loss carryforwards	(50,000)	-	(29,000)

In addition, during the years ended July 31, 2004 and July 31, 2003, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2004	2003
Money Market Portfolio:
Distributions from ordinary income*	$ 2,423,357	$ 5,813,307
Government & Agency Securities Portfolio:
Distributions from ordinary income*	$ 663,947	$ 2,973,612
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 576,604	$ 1,432,639

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Fund arising in connection with a specific Portfolio are allocated to that Portfolio. Other Fund expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable for the Money Market and Government & Agency Securities Portfolios under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of combined average daily net assets of those portfolios, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. The management fee payable for the Tax-Exempt Portfolio under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of average daily net assets of such portfolio, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. Accordingly, for the year ended July 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Portfolios' average daily net assets as follows:

Portfolio	Effective Rate (%)
Money Market Portfolio	.21
Government & Agency Securities Portfolio	.21
Tax-Exempt Portfolio	.22

For the year ended July 31, 2004, the Advisor has agreed to reimburse the Portfolios for expenses in the following amounts:

Portfolio	Amount ($)
Money Market Portfolio	2,125
Government & Agency Securities Portfolio	1,448
Tax-Exempt Portfolio	776

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Fund. For the year ended July 31, 2004, SISC received shareholder services fees as follows:

Portfolio	Total Aggregated	Unpaid at July 31, 2004
Money Market Portfolio	$ 1,252,305	$ 440,610
Government & Agency Securities Portfolio	901,150	289,921
Tax-Exempt Portfolio	92,097	18,215

Distribution Service Agreement. The Fund also has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, the Fund pays SDI an annual fee of 0.38% of average daily net assets for the Money Market and Government & Agency Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. The amount charged to the Fund by SDI, for the year ended July 31, 2004 was as follows:

Portfolio	Total Aggregated	Unpaid at July 31, 2004
Money Market Portfolio	$ 2,875,957	$ 250,650
Government & Agency Securities Portfolio	1,508,097	120,018
Tax-Exempt Portfolio	594,056	46,221

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the year ended July 31, 2004, no transfer agent credits were earned by the Fund. During the year ended July 31, 2004, the Fund's custodian fees were reduced as follows:

Portfolio	Custodian Credits ($)
Money Market Portfolio	417
Government & Agency Securities Portfolio	90
Tax-Exempt Portfolio	56

4. Ownership of the Portfolios

From time to time the Portfolios may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolios.

As of July 31, 2004, one shareholder held 55% of the outstanding shares of the Tax-Exempt Portfolio.

5. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

The Trustees and Shareholders
Cash Equivalent Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Equivalent Fund (the "Fund"), comprising the Money Market, Government & Agency Securities, formerly Government Securities, and Tax-Exempt Portfolios, as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Equivalent Fund, at July 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2004

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Cash Equivalent Fund Tax-Exempt Portfolio for the taxable year ended July 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form is available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of July 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairman, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co.; Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	81
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	81
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	81
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	81
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	81
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	81
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm).	81
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	81
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	81

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[3] (1942) Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	147
Julian F. Sluyters[4] (1960) Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management
n/a
Brenda Lyons[5] (1963) President, 2003-present	Managing Director, Deutsche Asset Management	n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo[5] (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
John Millette[5] (1962) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a
Kevin Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York
4 Address: 345 Park Avenue, New York, New York
5 Address: Two International Place, Boston, Massachusetts
6 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

ITEM 2.         CODE OF ETHICS.

As of the end of the period, July 31, 2004, Cash Equivalent Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                 CEF - GOVERNMENT & AGENCY SECURITIES PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year        Audit Fees      Audit-Related     Tax Fees       All Other
    Ended            Billed          Fees Billed      Billed        Fees Billed
   July 31,         to Fund            to Fund        to Fund         to Fund
--------------------------------------------------------------------------------
2004               $28,149               $0            $4,967             $0
--------------------------------------------------------------------------------
2003               $26,246               $0            $4,546             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                     Audit-Related        Tax Fees                  All
      Fiscal         Fees Billed to       Billed to          Other Fees Billed
       Year          Adviser and         Adviser and          to Adviser and
       Ended         Affiliated Fund     Affiliated Fund      Affiliated Fund
      July 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                    $133,500                 $0                    $0
--------------------------------------------------------------------------------
2003                    $325,700                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                  Fees billed to
                                   Adviser and
                                  Affiliated Fund         Total
                                 Service Providers    Non-Audit Fees
                                  (engagements           billed to
                                     related           Adviser and
                                  directly to the    Affiliated Fund
                   Total            operations           Service
      Fiscal      Non-Audit        and financial        Providers
       Year      Fees Billed        reporting          (all other      Total of
      Ended       to Fund          of the Fund)        engagements)    (A), (B)
     July 31,        (A)               (B)                 (C)          and (C)
--------------------------------------------------------------------------------
2004              $4,967              $0                $681,000        $685,967
--------------------------------------------------------------------------------
2003              $4,546              $0               $4,152,492     $4,157,038
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

                                       2

                          CEF - MONEY MARKET PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year        Audit Fees      Audit-Related     Tax Fees       All Other
    Ended            Billed          Fees Billed      Billed        Fees Billed
   July 31,         to Fund            to Fund        to Fund         to Fund
--------------------------------------------------------------------------------
2004                $28,907             $0            $5,101             $0
--------------------------------------------------------------------------------
2003                $26,736             $0            $4,632             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

          Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                     Audit-Related        Tax Fees                  All
      Fiscal         Fees Billed to       Billed to          Other Fees Billed
       Year          Adviser and         Adviser and          to Adviser and
       Ended         Affiliated Fund     Affiliated Fund      Affiliated Fund
      July 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                     $133,500                 $0                    $0
--------------------------------------------------------------------------------
2003                     $325,700                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                  Fees billed to
                                   Adviser and
                                  Affiliated Fund         Total
                                 Service Providers    Non-Audit Fees
                                  (engagements           billed to
                                     related           Adviser and
                                  directly to the    Affiliated Fund
                   Total            operations           Service
      Fiscal      Non-Audit        and financial        Providers
       Year      Fees Billed        reporting          (all other      Total of
      Ended       to Fund          of the Fund)        engagements)    (A), (B)
     July 31,        (A)               (B)                 (C)          and (C)
--------------------------------------------------------------------------------
2004                $5,101             $0             $681,000          $686,101
--------------------------------------------------------------------------------
2003                $4,632             $0           $4,152,492        $4,157,124
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

                                       2

                           CEF - TAX-EXEMPT PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year        Audit Fees      Audit-Related     Tax Fees       All Other
    Ended            Billed          Fees Billed      Billed        Fees Billed
   July 31,         to Fund            to Fund        to Fund         to Fund
--------------------------------------------------------------------------------
2004                $27,577             $0             $4,866            $0
--------------------------------------------------------------------------------
2003                $25,713             $0             $4,451            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                     Audit-Related        Tax Fees                  All
      Fiscal         Fees Billed to       Billed to          Other Fees Billed
       Year          Adviser and         Adviser and          to Adviser and
       Ended         Affiliated Fund     Affiliated Fund      Affiliated Fund
      July 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                  $133,500                 $0                    $0
--------------------------------------------------------------------------------
2003                  $325,700                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                  Fees billed to
                                   Adviser and
                                  Affiliated Fund         Total
                                 Service Providers    Non-Audit Fees
                                  (engagements           billed to
                                     related           Adviser and
                                  directly to the    Affiliated Fund
                   Total            operations           Service
      Fiscal      Non-Audit        and financial        Providers
       Year      Fees Billed        reporting          (all other      Total of
      Ended       to Fund          of the Fund)        engagements)    (A), (B)
     July 31,        (A)               (B)                 (C)          and (C)
--------------------------------------------------------------------------------
2004               $4,866            $0                  $681,000       $685,866
--------------------------------------------------------------------------------
2003               $4,451            $0                $4,152,492     $4,156,943
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

                                       2

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Government Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Government Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004

                                       27

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004

                                       28

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004